REVENUE	12 Months Ended
Dec. 31, 2015
REVENUE [Abstract]
REVENUE
18	REVENUE

Revenue by each major product categories is analyzed as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Prescription drugs	601,934	658,031	740,574
Over-the-counter drugs	1,059,154	1,183,665	1,399,973
Nutritional supplements	392,009	393,466	361,904
Herbal products	109,284	124,810	145,411
Other product	536,722	593,342	584,584

	2,699,103	2,953,314	3,232,446

Certain pharmaceuticals sold in the PRC, primarily those included in the PRC's published Medical Insurance Catalogue and those pharmaceuticals whose production or trading are deemed to constitute monopolies by the PRC government, are subject to retail price controls in the form of fixed prices or price ceilings. The fixed prices or the price ceilings of such pharmaceuticals are published by the national and provincial price administration authorities from time to time. The controls over retail prices could have a corresponding effect on Group's pricing strategy. The prices of pharmaceuticals that are not subject to price controls are determined freely at the Group's discretion, and in certain cases subject to notification to the provincial pricing authorities. Certain of the Group's pharmaceutical merchandise are subject to price controls and accordingly, the price of such products could not be increased at the Group's discretion above the relevant controlled price ceiling without prior governmental approval. Such price controls, especially downward price adjustment, may negatively affect the Group's revenue and profitability.

On June 1, 2015, such retail price controls were removed for pharmaceutical merchandises sold in drugstores under the newly effective PRC regulations. The prices of those pharmaceuticals could be determined freely at the Group's discretion. For the years ended December 31, 2013, 2014 and 2015, approximately 31%, 31% and 12.2%, respectively of the Group's revenue was generated from products that are subject to government pricing controls.

None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2013, 2014 and 2015.